Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 120,223	$ 100,127	$ 74,816	$ 57,081
Due from affiliates, net		4,377
Total current assets	342,532	281,210
Total assets	3,908,983	3,476,080	2,310,204
Current liabilities:
Accrued expenses	9,838	14,329
Total current liabilities	215,170	252,887
Shareholders' equity:
Common shares	564	558
Additional paid-in capital	366,197	354,448
Accumulated other comprehensive income	69	114
Retained earnings	730,993	652,383
Total shareholders' equity	1,097,823	1,007,503
Total liabilities and equity	3,908,983	3,476,080
Parent Company
Current assets:
Cash and cash equivalents	1,256	4,055	2,587	2,133
Prepaid expenses	200	252
Due from affiliates, net	3,302	851
Total current assets	4,758	5,158
Investments in subsidiaries	1,093,789	1,002,734
Total assets	1,098,547	1,007,892
Current liabilities:
Accrued expenses	724	389
Total current liabilities	724	389
Shareholders' equity:
Common shares	564	558
Additional paid-in capital	366,197	354,448
Accumulated other comprehensive income	69	114
Retained earnings	730,993	652,383
Total shareholders' equity	1,097,823	1,007,503
Total liabilities and equity	$ 1,098,547	$ 1,007,892